T. ROWE PRICE Overseas Stock Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.6%
Common Stocks 3.6%
Australia & New Zealand Banking Group  4,862,722 98,998
BHP Group  1,839,368 72,248
Challenger  9,197,811 38,497
IGO  25,965,499 177,161
Macquarie Group  861,764 99,507
Rio Tinto  638,532 62,582
Scentre Group  33,107,651 63,211
South32  29,526,401 64,701
Worley  11,395,078 93,570
Total Australia (Cost
$626,082
)
770,475
AUSTRIA 0.4%
Common Stocks 0.4%
Erste Group Bank  2,256,957 87,459
Total Austria (Cost
$66,614
)
87,459
BELGIUM 0.5%
Common Stocks 0.5%
Umicore  1,753,903 108,859
Total Belgium (Cost
$47,742
)
108,859
BRAZIL 0.2%
Common Stocks 0.2%
XP, Class A (USD) (1) 854,964 35,105
Total Brazil (Cost
$28,522
)
35,105
CANADA 3.5%
Common Stocks 3.5%
Element Fleet Management  12,023,243 137,618
Magna International (USD)  2,369,232 198,613
National Bank of Canada  2,665,585 204,021
Sun Life Financial  3,933,805 204,888
Total Canada (Cost
$464,045
)
745,140

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.6%
Common Stocks 0.6%
Antofagasta (GBP)  6,106,044 126,781
Total Chile (Cost
$67,854
)
126,781
CHINA 1.3%
Common Stocks 1.3%
Alibaba Group Holding, ADR (USD) (1) 240,838 47,009
Beijing Enterprises Holdings (HKD)  10,919,000 33,964
PICC Property & Casualty, Class H (HKD)  89,200,000 72,057
Ping An Insurance Group, H Shares (HKD)  6,905,500 60,429
Tencent Holdings (HKD)  895,000 53,976
Total China (Cost
$222,334
)
267,435
FINLAND 1.4%
Common Stocks 1.4%
Sampo, A Shares  3,808,805 183,313
Stora Enso, R Shares  5,971,131 118,238
Total Finland (Cost
$204,525
)
301,551
FRANCE 9.7%
Common Stocks 9.7%
Air Liquide  810,975 141,036
AXA  9,844,477 254,943
BNP Paribas  2,390,952 145,798
Engie  13,249,536 176,687
EssilorLuxottica  682,541 128,852
Ipsen  660,626 70,595
Kering  139,340 125,007
L'Oreal  500,641 229,040
Legrand  950,296 107,095
Safran  655,665 85,810
Sanofi  2,912,250 300,175
Teleperformance  256,425 108,159
TotalEnergies  4,189,325 182,683
Total France (Cost
$1,626,943
)
2,055,880

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 9.8%
Common Stocks 9.8%
BASF  1,645,106 129,270
Bayer  2,760,195 164,450
Covestro  1,354,966 87,289
Evotec (1) 1,641,924 68,082
Fresenius  3,016,919 158,569
KION Group  1,525,736 162,024
Knorr-Bremse  597,902 67,706
Munich Re  948,027 255,801
SAP  1,280,739 183,801
Siemens  2,645,925 412,852
Siemens Healthineers  2,450,881 161,810
Stroeer  813,463 64,341
Zalando (1) 1,420,023 157,782
Total Germany (Cost
$1,752,524
)
2,073,777
HONG KONG 0.5%
Common Stocks 0.5%
AIA Group  5,658,000 67,702
Samsonite International (1) 21,129,600 39,329
Total Hong Kong (Cost
$80,857
)
107,031
INDIA 0.4%
Common Stocks 0.4%
Housing Development Finance  2,619,895 86,295
Total India (Cost
$61,797
)
86,295
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,129,699 94,582
Total Ireland (Cost
$68,256
)
94,582
ITALY 1.8%
Common Stocks 1.8%
Intesa Sanpaolo  27,137,029 74,967
Moncler  2,018,127 138,611

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Prysmian  3,613,514 129,557
Telecom Italia  94,646,813 44,127
Total Italy (Cost
$297,996
)
387,262
JAPAN 20.7%
Common Stocks 20.7%
Asahi Kasei  10,068,600 109,797
Astellas Pharma  15,366,700 244,751
Central Japan Railway  597,400 86,901
CyberAgent  7,577,300 136,380
Denso  1,347,700 92,589
Electric Power Development  3,406,700 49,873
Hamamatsu Photonics  1,699,700 94,504
Honda Motor  1,701,800 54,658
Kirin Holdings  3,185,300 58,262
Mitsubishi  3,078,800 86,357
Mitsubishi Electric  13,128,100 178,112
Mitsubishi HC Capital  9,082,300 49,538
Mitsubishi UFJ Financial Group  16,262,100 85,907
Mitsui Fudosan  7,052,800 164,946
Murata Manufacturing  1,774,600 147,266
Nippon Telegraph & Telephone  12,613,800 323,016
NTT Data  11,515,600 178,371
Omron  914,800 78,284
Otsuka Holdings  2,642,500 105,037
Panasonic  8,967,200 108,279
Pola Orbis Holdings  1,139,500 27,239
Recruit Holdings  2,882,200 149,386
Renesas Electronics (1) 5,416,400 58,788
Seven & i Holdings  3,790,300 169,125
SMC  87,600 52,076
SoftBank Group  1,171,500 73,671
Sony Group  1,593,800 166,499
Stanley Electric  2,552,400 66,600
Sumitomo  6,725,100 91,394
Sumitomo Mitsui Trust Holdings  1,965,467 64,518
Sumitomo Rubber Industries  2,959,800 39,836
Suzuki Motor  2,137,900 86,981
Takeda Pharmaceutical, ADR (USD) (2) 2,742,274 45,247
TechnoPro Holdings (2) 3,607,800 90,235
THK  1,848,000 52,944
Tokio Marine Holdings  2,981,000 142,078
Tokyo Electron  317,800 131,069
Tosoh  993,400 17,433

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Toyota Motor  3,400,600 305,290
Welcia Holdings  1,637,800 55,750
Z Holdings  14,013,400 70,140
Total Japan (Cost
$3,323,997
)
4,389,127
NETHERLANDS 4.3%
Common Stocks 4.3%
Akzo Nobel  1,211,753 149,685
ASML Holding  461,542 352,796
ING Groep  15,857,225 203,459
Koninklijke Philips  4,445,264 204,969
Total Netherlands (Cost
$502,536
)
910,909
NORWAY 2.3%
Common Stocks 2.3%
DNB Bank  10,502,960 215,063
Equinor  8,093,815 157,661
Storebrand  13,900,331 119,349
Total Norway (Cost
$414,866
)
492,073
SINGAPORE 1.5%
Common Stocks 1.5%
DBS Group Holdings  3,435,600 76,876
United Overseas Bank  7,110,900 137,479
Wilmar International  33,686,000 107,882
Total Singapore (Cost
$260,782
)
322,237
SOUTH KOREA 2.4%
Common Stocks 2.4%
Coupang (USD) (1)(2) 497,750 18,078
KT  2,131,100 62,605
NAVER  343,841 129,594
Samsung Electronics  4,465,678 305,168
Total South Korea (Cost
$223,271
)
515,445

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group, A Shares (1) 837,643 54,933
Total Spain (Cost
$37,820
)
54,933
SWEDEN 2.3%
Common Stocks 2.3%
Autoliv, SDR (2) 864,968 86,602
Elekta, B Shares (2) 6,585,636 96,121
LM Ericsson, B Shares  15,758,488 181,761
Svenska Handelsbanken, A Shares  10,881,567 122,628
Total Sweden (Cost
$416,445
)
487,112
SWITZERLAND 8.7%
Common Stocks 8.7%
ABB  5,487,103 200,599
Alcon  712,508 51,870
Barry Callebaut  36,251 91,898
Julius Baer Group  493,514 32,573
Nestle  5,057,265 640,400
Novartis  3,300,997 305,271
Roche Holding  1,004,087 387,891
Zurich Insurance Group  326,898 131,797
Total Switzerland (Cost
$1,251,574
)
1,842,299
TAIWAN 2.3%
Common Stocks 2.3%
Largan Precision  493,000 51,879
Taiwan Semiconductor Manufacturing  21,229,089 443,677
Total Taiwan (Cost
$138,689
)
495,556
UNITED KINGDOM 16.6%
Common Stocks 16.6%
Amcor, CDI (AUD)  6,283,394 72,888
Ashtead Group  2,300,700 172,160
ASOS (1) 2,411,448 127,510
AstraZeneca, ADR (USD)  3,542,100 202,750

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Aviva  17,286,912 92,842
BHP Group  5,331,424 172,612
Bridgepoint Group (1) 9,846,899 66,383
Bunzl  1,949,429 72,221
Close Brothers Group  1,741,147 37,321
Compass Group (1) 6,200,568 131,017
Diageo  3,542,270 175,648
Direct Line Insurance Group  11,819,779 48,860
Dr. Martens (1) 10,018,478 60,373
GlaxoSmithKline, ADR (USD) (2) 3,284,230 131,829
Great Portland Estates  9,272,660 98,138
Johnson Matthey  3,662,677 151,394
Kingfisher  32,519,560 167,034
Lloyds Banking Group  171,437,282 108,394
Meggitt (1) 22,176,358 144,529
Melrose Industries  63,686,603 141,529
National Grid  10,150,442 129,785
Next (1) 1,057,682 115,862
Persimmon  2,989,552 120,591
Royal Dutch Shell, Class B, ADR (USD)  1,945,937 76,962
Standard Chartered  7,105,199 42,594
THG (1) 2,606,014 21,217
Unilever  6,792,449 390,916
Vodafone Group, ADR (USD) (2) 7,174,604 117,161
WPP  10,426,337 134,844
Total United Kingdom (Cost
$3,244,145
)
3,525,364
UNITED STATES 1.9%
Common Stocks 1.9%
Broadcom  408,414 198,244
NXP Semiconductors  977,759 201,800
Total United States (Cost
$104,255
)
400,044
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 0.04% (3)(4) 500,852,130 500,852
Total Short-Term Investments (Cost $500,852) 500,852

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.1%
Short-Term Funds 1.1%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 23,177,258 231,773
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 231,773
Total Securities Lending Collateral (Cost $231,773) 231,773
Total Investments in Securities 100.8%
(Cost $16,267,096) $ 21,415,356
Other Assets Less Liabilities (0.8)% (180,236)
Net Assets 100.0% $ 21,235,120
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 62
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 62 +
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 50,622 ¤ ¤ $ 500,852
T. Rowe Price Short-Term Fund,
0.07% 79,998 ¤ ¤ 231,773
Total $ 732,625 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $62 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $732,625.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Overseas Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Overseas Stock Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F165-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,272,798 $ 19,409,933 $ — $ 20,682,731
Short-Term Investments 500,852 — — 500,852
Securities Lending Collateral 231,773 — — 231,773
Total $ 2,005,423 $ 19,409,933 $ — $ 21,415,356